Fair Value of Financial Assets and Liabilities - Reconciliations for Financial Assets and Liabilities Carried at Fair Value (Detail) - At fair value [member] - Level 3 [member] - JPY (¥) ¥ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Beginning balance	¥ 1,001,587	¥ 981,380
Total gains (losses), Included in profit or loss	(29,286)	13,623
Total gains (losses), Included in other comprehensive income	17,813	589
Purchases	69,967	123,558
Sales	(46,674)	(114,426)
Issuances	(86,041)
Settlement	(24,207)	(52,151)
Transfers into Level 3	139	10
Transfers out of Level 3	473	(623)
Ending balance	903,771	951,960	¥ 981,380
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(21,101)	2,410
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses), Included in profit or loss	(1,899)
Total gains (losses), Included in other comprehensive income	(531)
Issuances	(86,041)
Ending balance	(88,471)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(1,899)
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(40,757)	(32,756)
Total gains (losses), Included in profit or loss	23,514	2,845
Total gains (losses), Included in other comprehensive income	4	(89)
Purchases	2,151	3,670
Sales	(3,039)	(4,065)
Settlement	(638)	(1,478)
Transfers out of Level 3	(1,603)
Ending balance	(20,368)	(31,873)	(32,756)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	11,455	(647)
Derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(2,715)	(3,839)
Total gains (losses), Included in profit or loss	688	531
Purchases	9	49
Sales	(156)	(392)
Transfers out of Level 3	(493)
Ending balance	(2,667)	(3,651)	(3,839)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	139	(252)
Derivatives [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(19,569)	(21,474)
Total gains (losses), Included in profit or loss	14,294	3,019
Purchases		584
Sales		(45)
Transfers out of Level 3	(1,110)
Ending balance	(6,385)	(17,916)	(21,474)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	6,092	2,560
Derivatives [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(17,730)	(12,438)
Total gains (losses), Included in profit or loss	5,691	2,445
Purchases	2,142	3,037
Sales	(2,883)	(3,628)
Ending balance	(12,780)	(10,584)	(12,438)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	2,382	260
Derivatives [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(743)	4,995
Total gains (losses), Included in profit or loss	2,841	(3,150)
Total gains (losses), Included in other comprehensive income	4	(89)
Purchases	0
Settlement	(638)	(1,478)
Ending balance	1,464	278	4,995
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	2,842	(3,215)
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	583,939	596,791
Total gains (losses), Included in profit or loss	(11,963)	2,134
Total gains (losses), Included in other comprehensive income	(19)	(3)
Purchases	65,646	115,014
Sales	(38,657)	(108,901)
Settlement	(23,187)	(50,122)
Transfers into Level 3	9	10
Transfers out of Level 3	(1,496)	(535)
Ending balance	574,272	554,388	596,791
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(11,980)	2,108
Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	562,823	578,080
Total gains (losses), Included in profit or loss	(11,554)	2,891
Total gains (losses), Included in other comprehensive income	(19)	(3)
Purchases	61,115	111,335
Sales	(38,172)	(108,632)
Settlement		(49,608)
Transfers into Level 3	0	0
Transfers out of Level 3	(967)	(411)
Ending balance	550,635	533,652	578,080
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(11,156)	2,971
Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	21,116	18,711
Total gains (losses), Included in profit or loss	(409)	(757)
Purchases	4,531	3,679
Sales	(485)	(269)
Settlement	(596)	(514)
Transfers into Level 3	9	10
Transfers out of Level 3	(529)	(124)
Ending balance	23,637	20,736	18,711
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(824)	(863)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	407,390	412,347
Total gains (losses), Included in other comprehensive income	18,359	681
Purchases	2,170	4,874
Sales	(4,978)	(1,460)
Settlement	(382)	(551)
Transfers into Level 3	130
Transfers out of Level 3	(20)	(26)
Ending balance	422,669	415,865	412,347
Financial assets at fair value through other comprehensive income, category [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Settlement	(22,591)
Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	407,390	412,347
Total gains (losses), Included in other comprehensive income	18,359	681
Purchases	2,170	4,874
Sales	(4,978)	(1,460)
Settlement	(382)	(551)
Transfers into Level 3	130
Transfers out of Level 3	(20)	(26)
Ending balance	422,669	415,865	412,347
Others-liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	51,015		4,998
Total gains (losses), Included in profit or loss	(38,938)	8,644
Total gains (losses), Included in other comprehensive income	0
Purchases	0
Sales	0
Transfers into Level 3	0
Transfers out of Level 3	3,592		¥ (62)
Ending balance	15,669	13,580
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	¥ (18,677)	¥ 949